UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4627

Name of Registrant:	Vanguard Convertible Securities Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1:	Schedule of Investments

Vanguard Convertible Securities Fund
Schedule of Investments
August 31, 2005

	Face Amount ($000)	Market Value ($000)

CONVERTIBLE BONDS (87.5%)

Auto & Transportation (5.5%)
AMR Corp.
4.500%, 2/15/24	$4,625	$3,636
American Airlines, Inc.
4.250%, 9/23/08	14,805	13,269
Continental Airlines, Inc.
** 4.500%, 2/1/07	4,485	3,975
5.000%, 6/15/23	1,540	1,351
Navistar Financial Corp.
** 4.750%, 4/1/09	6,635	6,336
Omni Corp
2.875%, 12/1/24	2,505	2,355

		30,922

Consumer Discretionary (11.6%)
Fairmont Hotels
3.750%, 1/20/09	1,055	1,079
* 3.750%, 12/1/23	5,690	5,818
* FTI Consulting
3.750%, 7/15/2012	3,215	3,352
Lamar Advertising Co.
2.875%, 12/31/10	6,410	6,490
Liberty Media Corp.
0.750%, 3/30/08	795	877
Lions Gate
* 2.937%, 10/15/11	5,375	5,530
Scientific Games
* 0.750%, 12/1/24	14,915	17,152
Shuffle Master, Inc.
* 1.250%, 4/15/09	7,300	7,519
1.250%, 4/15/24	340	350
The Walt Disney Co.
2.125%, 4/15/08	12,265	12,526
Waste Connections, Inc.
4.193%, 5/1/22	3,630	4,120

		64,813

Consumer Staples (0.5%)
Vector Group Ltd.
6.250%, 7/15/08	2,740	2,576

Financial Services (1.9%)
HCC Insurance Holdings, Inc.
1.300%, 4/1/09	2,060	2,480
Meristar Hospitality Corp.
** 9.500%, 4/1/10	6,420	8,338

		10,818

Health Care (25.9%)
Alkemes Inc.
2.500%, 9/1/23	5	7
Amgen Inc.
0.000%, 3/1/32	8,400	6,605
Amylin Pharmaceuticals, Inc.
** 2.250%, 6/30/08	7,050	8,019
2.500%, 4/15/11	3,065	3,368
CV Therapeutics
3.250%, 8/16/13	6,435	7,722
2.000%, 5/16/23	6,350	5,509
Genzyme Corp.
1.250%, 12/1/08	13,550	15,464
Human Genome Sciences, Inc.
* 2.250%, 8/15/12	2,900	2,744
Invitrogen Inc.
** 2.250%, 12/15/06	6,955	7,242
MGI Pharma Inc.
* 1.682%, 3/2/11	16,840	12,609
** 1.682%, 3/2/11	4,295	3,216
Manor Care Inc.
* 2.125%, 8/1/35	10,655	11,028
Medarex Inc.
* 2.250%, 5/15/11	12,855	12,341
OSI Pharmaceuticals Inc.
** 3.250%, 9/8/23	2,830	2,780
Protein Design Laboratories, Inc.
* 2.000%, 2/15/12	12,570	16,058
Resmed Inc.
4.000%, 6/20/06	3,450	4,209
Sepracor Inc.
* 0.000%, 10/15/09	6,040	5,564
Teva Pharmaceutical Financial LLC
0.250%, 2/1/10	8,355	8,449
0.500%, 2/1/24	7,430	7,337
Thoratec Corp.
1.379%, 5/16/34	7,890	4,734

		145,005

Other Energy (6.9%)
Cooper Cameron Corp.
** 1.500%, 5/15/09	9,705	11,513
Evergreen Solar
* 4.375%, 7/1/12	2,815	3,160
Hanover Compressor Co.
4.750%, 1/15/14	8,430	9,979
McMoRan Exploration Co.
* 5.250%, 10/6/11	4,920	6,082
Schlumberger Ltd.
1.500%, 6/1/08	6,510	8,105

		38,839

Materials & Processing (2.9%)
Fluor Corp.
1.500%, 2/15/09	6,510	7,836
Ryerson Tull Inc.
3.500%, 11/1/24	1,475	1,698
Sealed Air Corp.
* 3.000%, 6/30/33	6,475	6,410

		15,944

Producer Durables (7.0%)
American Tower Corp.
3.000%, 8/15/12	10,860	14,159
* 3.000%, 8/15/12	6,945	9,055
Andrew Corp.
3.250%, 8/15/2013	9,465	9,997
Credence Systems Corp.
** 1.500%, 5/15/08	6,160	6,068

		39,279

Technology (24.4%)
ASM International
* 4.250%, 12/6/11	5,150	4,931
Cadence Design
0.000%, 8/15/23	16,430	17,970
Commscope Inc.
** 1.000%, 3/15/24	10,995	11,036
Cypress Semiconductor Corp.
1.250%, 6/15/08	5,690	6,785
Digital River
1.250%, 1/1/24	675	731
EDO Corp.
5.250%, 4/15/07	4,060	4,151
Fisher Scientific International Inc.
** 3.250%, 3/1/11	19,215	19,936
Flextronics International Ltd.
1.000%, 8/1/10	3,075	3,144
LSI Logic
4.000%, 5/15/10	6,300	6,568
Lucent Technologies, Inc.
2.750%, 6/15/23	3,600	4,005
Mercury Interactive Corp.
0.000%, 5/1/08	7,095	6,864
Micron Tech
2.500%, 2/1/10	4,015	4,336
Open Solutions
* 1.467%, 2/2/35	12,455	6,599
Openwave Systems Inc.
2.750%, 9/9/08	4,915	5,493
Quantum Corp
4.375%, 8/1/10	1,375	1,337
RD Micro. Devices Inc.
** 1.500%, 7/1/10	12,175	12,418
Red Hat, Inc.
0.500%, 1/15/24	7,510	6,552
Serena Software, Inc.
1.500%, 12/15/08	1,525	1,525
Skyworks Solutions
4.750%, 11/15/07	3,320	3,415
Sybase Inc.
* 1.750%, 2/22/10	730	767
Tekelec Inc.
2.250%, 6/15/08	735	848
Veeco Instruments, Inc.
4.125%, 12/21/08	7,773	7,103

		136,514

Utilities (0.9%)
CMS Energy Corp.
** 2.875%, 12/1/24	4,005	5,046

TOTAL CONVERTIBLE BONDS
(Cost $467,825)		489,756

	Shares

CONVERTIBLE PREFERRED STOCKS (9.3%)

Auto & Transportation (1.0%)
Ford Motor Co. Capital Trust II
6.50% Cvt. Pfd.	145,300	5,703

Financial Services (2.4%)
Conseco Inc.
5.50% Cvt. Pfd.	161,000	4,267
Travelers Property Casualty Corp.
4.50% Cvt. Pfd.	375,525	9,215

		13,482

Other Energy (0.9%)
Chesapeake Energy Corp.
* 5.00% Cvt. Pfd.	27,500	3,936
NRG Energy
4.00% Cvt. Pfd.	1,150	1,321

		5,257

Materials and Processing (3.7%)
Celanese Corp-Series A
4.25% Cvt. Pfd.	283,800	7,840
Freeport-McMoRan Copper & Gold, Inc.
* 5.50% Cvt. Pfd.	9,830	9,730
5.50% Cvt. Pfd.	1,000	990
Huntsman Corp.
5.00% Cvt. Pfd.	44,700	1,933

		20,493

Technology (1.3%)
Lucent Technologies Capital Trust I
7.75% Cvt. Pfd.	7,100	7,104

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $48,532)		52,039

TEMPORARY CASH INVESTMENT (13.3%)

Vanguard Market Liquidity Fund, 3.542%†
(Cost $74,417)	74,416,934	74,417

TOTAL INVESTMENTS (110.1%)
(Cost $590,774)		616,212

OTHER ASSETS AND LIABILITIES--NET (-10.1%)		(56,363)

NET ASSETS (100%)		$559,849

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the aggregate value of these securities was $150,385,000, representing 26.9% of net assets.
**Part of security position is on loan to broker/dealers.
†Afflilated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primariy markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2005, the cost of investment securities for tax purposes was $590,774,000. Net unrealized appreciation of investment securities for tax purposes was $25,438,000, consisting of unrealized gains of $33,411,000 on securities that had risen in value since their purchase and $7,973,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 19, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.